Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2019
Document Effective Date	Nov. 27, 2019
Prospectus Date	Nov. 27, 2019
UBS Government Money Market Investments Fund (formerly, PACE® Government Money Market Investments) | Class P
Prospectus:
Trading Symbol	PCEXX
Class A & Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PFXYX
Class A & Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PFXAX
Class A & Y Prospectus | PACE® Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
Class A & Y Prospectus | PACE® Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
Class A & Y Prospectus | PACE® Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
Class A & Y Prospectus | PACE® Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
Class A & Y Prospectus | PACE® Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
Class A & Y Prospectus | PACE® Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
Class A & Y Prospectus | PACE® Global Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
Class A & Y Prospectus | PACE® Global Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
Class A & Y Prospectus | PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
Class A & Y Prospectus | PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
Class A & Y Prospectus | PACE® Large Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLVYX
Class A & Y Prospectus | PACE® Large Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PCPAX
Class A & Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
Class A & Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
Class A & Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX
Class A & Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
Class A & Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PQUAX
Class A & Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PUMYX
Class A & Y Prospectus | PACE® International Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWIYX
Class A & Y Prospectus | PACE® International Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWGAX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
Class A & Y Prospectus | PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
Class A & Y Prospectus | PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
Class A Prospectus | PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
Class P Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGTX
Class P Prospectus | PACE® Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
Class P Prospectus | PACE® Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
Class P Prospectus | PACE® Municipal Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCMNX
Class P Prospectus | PACE® Global Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
Class P Prospectus | PACE® High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX
Class P Prospectus | PACE® Large Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCLVX
Class P Prospectus | PACE® Large Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCLCX
Class P Prospectus | PACE® Small/Medium Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCSVX
Class P Prospectus | PACE® Small/Medium Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCSGX
Class P Prospectus | PACE® International Equity Investments | Class P
Prospectus:
Trading Symbol	PCIEX
Class P Prospectus | PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
Class P Prospectus | PACE® Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
Class P Prospectus | PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX